Financial Instruments - Liquidity Risk (Details) $ in Thousands	Nov. 24, 2020 installment	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Financial Instruments
Interest payable		$ 1,300	$ 1,164
Long-term government loan payable		3,777	745
Lease payable		218
Contribution agreement with the FedNor
Financial Instruments
Number of equal quarterly instalments | installment	19
Convertible Note
Financial Instruments
Convertible notes payable		25,662	22,541
Less than 1 Year | Convertible Note
Financial Instruments
Accounts payable and accrued liabilities		18,864	3,544
Interest payable		3,436	3,137
Lease payable		117
Total		22,417	6,681
Between 1 - 2 Years | Convertible Note
Financial Instruments
Interest payable		3,445	3,547
Long-term government loan payable		996
Lease payable		119
Total		4,560	3,547
More than 2 Years | Convertible Note
Financial Instruments
Interest payable		6,589	11,837
Long-term government loan payable		3,737	1,000
Convertible notes payable		48,759	50,339
Lease payable		289
Total		$ 59,374	$ 63,176